9. RECOVERABLE TAXES (Details 1) - PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
DisclosureOfRecoverableTaxesLineItems [Line Items]
2021	R$ 479,225
2022	328,000
2023	537,000
2024	672,000
2025	377,847
2026	424,319
Social integration plan and contribution for social security financing	R$ 2,818,391